Income Taxes - Schedule of Reconciliation of Income Tax Benefit (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax benefit at statutory federal rate	$ (1,870,701)	$ (588,787)
Tax-free income	(3,825)	(18,685)
Disallowed interest expense	305	1,711
State income tax benefit	(198,328)	(65,861)
Valuation allowance	2,062,684	662,175
Other items, net	69,865	9,447
Income tax benefit	$ 0	$ 0